Deposits, Prepayments and Deferred Expenses	12 Months Ended
Dec. 31, 2023
Disclosure of Deposits Prepayments and Deferred Expenses [Abstract]
Deposits, Prepayments and Deferred Expenses
19.
DEPOSITS, PREPAYMENTS AND DEFERRED EXPENSES

	As of December 31,
	2022	2023
Other prepayments	$624	$1,073
Prepaid taxes	—	312
Value-Added Tax recoverable	547	466
Deposits	5	7
Payment in advance to suppliers	—	250
	$1,176	$2,108